COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Operating Lease Commitments) (Details)	Jun. 30, 2016 USD ($)
Commitments And Contingent Liabilities Schedule Of Minimum Operating Lease Commitments Details
2016	$ 352
2017	668
2018	555
Total	$ 1,572